TANGIBLE ASSETS - Reconciliation of Property, Plant and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 2,592	$ 3,381
Additions
Impairment and derecognition of assets	0	505	$ 104
Ending balance	$ 2,884	$ 2,592	$ 3,381
Capitalisation rate of borrowing costs eligible for capitalisation	4.52%	5.60%	0.00%
Mine development costs
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 1,135	$ 1,490
Additions
Ending balance	1,206	1,135	$ 1,490
Mine infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	973	1,301
Additions
Ending balance	1,023	973	1,301
Mineral rights and dumps
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	35	39
Additions
Ending balance	32	35	39
Exploration and evaluation assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	3	1
Additions
Ending balance	4	3	1
Assets under construction
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	380	485
Additions
Ending balance	507	380	485
Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	66	65
Additions
Ending balance	112	66	65
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	10,136	11,367	11,414
Additions
- project capital	331	339	177
- stay-in-business capital	370	424	467
Disposals	27	17	39
Transfers and other movements	(1,883)	(544)	(250)
Transfer to assets and liabilities held for sale		(1,431)
Finance costs capitalised	17	6
Translation	176	(8)	(402)
Ending balance	9,120	10,136	11,367
Cost | Mine development costs
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	5,001	5,674	5,562
Additions
- project capital	64	43	2
- stay-in-business capital	180	208	294
Disposals	1	1	5
Transfers and other movements	(1,076)	(259)	60
Transfer to assets and liabilities held for sale		(660)
Finance costs capitalised	0	0
Translation	157	(4)	(239)
Ending balance	4,325	5,001	5,674
Cost | Mine infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	3,776	4,212	4,382
Additions
- project capital	0	0	0
- stay-in-business capital	8	25	20
Disposals	26	16	30
Transfers and other movements	186	219	(41)
Transfer to assets and liabilities held for sale		(663)
Finance costs capitalised	0	0
Translation	9	(1)	(119)
Ending balance	3,953	3,776	4,212
Cost | Mine infrastructure | Assets held under finance leases
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0	45
Additions
Ending balance	0	0	45
Cost | Mineral rights and dumps
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	881	888	892
Additions
- project capital	0	0	0
- stay-in-business capital	1	1	3
Disposals	0	0	0
Transfers and other movements	(699)	1	0
Transfer to assets and liabilities held for sale		(9)
Finance costs capitalised	0	0
Translation	5	0	(7)
Ending balance	188	881	888
Cost | Exploration and evaluation assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	7	4	5
Additions
- project capital	1	1	0
- stay-in-business capital	0	2	0
Disposals	0	0	1
Transfers and other movements	2	0	0
Transfer to assets and liabilities held for sale		0
Finance costs capitalised	0	0
Translation	(1)	0	0
Ending balance	9	7	4
Cost | Assets under construction
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	405	512	490
Additions
- project capital	246	281	175
- stay-in-business capital	179	188	149
Disposals	0	0	0
Transfers and other movements	(320)	(489)	(270)
Transfer to assets and liabilities held for sale		(90)
Finance costs capitalised	17	6
Translation	6	(3)	(32)
Ending balance	533	405	512
Cost | Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	66	77	83
Additions
- project capital	20	14	0
- stay-in-business capital	2	0	1
Disposals	0	0	3
Transfers and other movements	24	(16)	1
Transfer to assets and liabilities held for sale		(9)
Finance costs capitalised	0	0
Translation	0	0	(5)
Ending balance	112	66	77
Assets pledged as security	7	9	10
Cost | Land and buildings | Assets held under finance leases
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0	3
Additions
Ending balance	0	0	3
Accumulated amortisation and impairments
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(7,544)	(7,986)	(7,672)
Additions
Amortisation for the year	530	609	634
Impairment and derecognition of assets		505	104
Disposals	(26)	(16)	(35)
Transfers and other movements	1,940	522	205
Transfer to assets and liabilities held for sale		1,003
Translation	(128)	15	184
Ending balance	(6,236)	(7,544)	(7,986)
Accumulated amortisation and impairments | Mine development costs
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(3,866)	(4,184)	(3,979)
Additions
Amortisation for the year	345	392	397
Impairment and derecognition of assets		243	0
Disposals	(1)	(1)	(5)
Transfers and other movements	1,208	455	52
Transfer to assets and liabilities held for sale		488
Translation	(117)	9	135
Ending balance	(3,119)	(3,866)	(4,184)
Accumulated amortisation and impairments | Mine infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(2,803)	(2,911)	(2,796)
Additions
Amortisation for the year	179	215	233
Impairment and derecognition of assets		172	104
Disposals	(25)	(15)	(27)
Transfers and other movements	33	53	153
Transfer to assets and liabilities held for sale		422
Translation	(6)	5	42
Ending balance	(2,930)	(2,803)	(2,911)
Accumulated amortisation and impairments | Mineral rights and dumps
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(846)	(849)	(853)
Additions
Amortisation for the year	5	1	2
Impairment and derecognition of assets		0	0
Disposals	0	0	0
Transfers and other movements	699	(1)	0
Transfer to assets and liabilities held for sale		5
Translation	(4)	0	6
Ending balance	(156)	(846)	(849)
Accumulated amortisation and impairments | Exploration and evaluation assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(4)	(3)	(3)
Additions
Amortisation for the year	1	1	1
Impairment and derecognition of assets		0	0
Disposals	0	0	(1)
Transfers and other movements	0	0	0
Transfer to assets and liabilities held for sale		0
Translation	0	0	0
Ending balance	(5)	(4)	(3)
Accumulated amortisation and impairments | Assets under construction
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(25)	(27)	(26)
Additions
Amortisation for the year	0	0	0
Impairment and derecognition of assets		90	0
Disposals	0	0	0
Transfers and other movements	0	3	0
Transfer to assets and liabilities held for sale		88
Translation	(1)	1	(1)
Ending balance	(26)	(25)	(27)
Accumulated amortisation and impairments | Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0	(12)	(15)
Additions
Amortisation for the year	0	0	1
Impairment and derecognition of assets		0	0
Disposals	0	0	(2)
Transfers and other movements	0	12	0
Transfer to assets and liabilities held for sale		0
Translation	0	0	2
Ending balance	$ 0	$ 0	$ (12)